Statements of Changes in Equity $ in Thousands	Ordinary Shares [Member] USD ($) shares		Accumulated Other Comprehensive Income [Member] USD ($)	Additional Paid in Capital [Member] USD ($)	Warrants [Member] USD ($)	Accumulated Deficit [Member] USD ($)	USD ($) Period shares
Balance, beginning at Dec. 31, 2015	$ 38		$ 45	$ 174,012	$ 2,960	$ (142,048)	$ 35,007
Balance, shares beginning at Dec. 31, 2015 | shares	22,470,321
Statement Line Items [Line Items]
Comprehensive income (loss)			(5)			(16,002)	(16,007)
Employee stock options exercised		[1]		121			$ 121
Employee stock options exercised, shares	72,873						72,873
Issuance of ordinary Shares, net of issuance costs of $2,117 thousand	$ 12			21,847			$ 21,859
Issuance of ordinary Shares, net of issuance costs of $2,117 thousand, shares | shares	4,359,091
Share based payments to employees and non-employees services				1,420			1,420
Balance, ending at Dec. 31, 2016	$ 50		40	197,400	2,960	(158,050)	$ 42,400
Balance, shares ending at Dec. 31, 2016 | shares	26,902,285						26,902,285
Statement Line Items [Line Items]
Comprehensive income (loss)			(24)			(10,138)	$ (10,162)
Employee stock options exercised		[1]		479			$ 479
Employee stock options exercised, shares	252,343						252,343
Issuance of ordinary shares, net of issuance costs in amount of $288 thousand	$ 7			19,024			$ 19,031
Issuance of ordinary shares, net of issuance costs in amount of $288 thousand, shares | shares	2,724,695
Share based payments to employees and non-employees services				4,152			4,152
Balance, ending at Dec. 31, 2017	$ 57		16	221,055	2,960	(168,188)	$ 55,900
Balance, shares ending at Dec. 31, 2017 | shares	29,879,323						29,879,323
Statement Line Items [Line Items]
Comprehensive income (loss)			25			(20,458)	$ (20,433)
Employee stock options exercised		[1]		34			$ 34
Employee stock options exercised, shares	97,043						97,042
Share based payments to employees and non-employees services				3,867			$ 3,867
Issuance of ordinary shares and warrants, net of issuance costs in amount of $1,775 thousand	$ 16			8,765	4,944		13,725
Issuance of ordinary shares and warrants, net of issuance costs in amount of $1,775 thousand, shares | shares	5,904,762
Balance, ending at Dec. 31, 2018	$ 73		$ 41	$ 233,721	$ 7,904	$ (188,646)	$ 53,093
Balance, shares ending at Dec. 31, 2018 | shares	35,881,128						35,881,128

[1]	Amount less than $1 thousand